Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Cash-basis interest income	$ 0	$ 0	$ 0
Allocated specific reserves to modified TDRs	830	897
Increase in allowance for loan losses	97	897
Charge-offs	797	699
Total recorded investment of loans modified as TDR		47
Investments	158,280	157,270
Accruing TDR's	3,684	4,597
Mortgage Purchase Program Member [Member]
Debt Instrument [Line Items]
Mortgage loans purchases per month	30,000
Mortgage loans percentage of ownership interest	25.00%
Mortgage loans, total	25,373
Agreed to purchase interest in fully underwritten and pre-sold mortgage loans	75.00%
Minimum [Member]
Debt Instrument [Line Items]
Maturity date of interest rate of the loan		2 months
Maximum [Member]
Debt Instrument [Line Items]
Maturity date of interest rate of the loan		4 years
Maximum [Member] | Mortgage Purchase Program Member [Member]
Debt Instrument [Line Items]
Maximum aggregate purchase interest	$ 45,000